Common Stock and Stock Plans, Stock Incentive Compensation Expense (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Allocation of Stock Incentive Compensation Expense and Related Recognized Tax Benefit [Abstract]
RSRs (1)	$ 1,109	$ 1,013	$ 743
Performance shares	108	9	112
Stock Options	0	0	(6)
Total stock incentive compensation expense	1,217	1,022	849
Related recognized tax benefit	$ 301	$ 252	$ 320